UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Short Duration Fund

(Class A: ASDAX)

(Class C: ASDCX)

(Class I: ASDIX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2020

AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	26
Supplemental Information	36
Expense Example	37

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Short Duration Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 21.9%
	ACE Securities Corp. Home Equity Loan Trust Series
$4,638	Series 2005-HE2, Class M4, 1.11% (1-Month USD Libor+96 basis points), 4/25/2035[1,2]	$4,737
28,463	Series 2005-WF1, Class M2, 0.81% (1-Month USD Libor+66 basis points), 5/25/2035[1,2]	29,304
1,200,000	AGL CLO 1 Ltd. Series 2019-1A, Class B, 2.27% (3-Month USD Libor+205 basis points), 10/20/2032[1,2,3]	1,202,847
1,500,000	AGL Core CLO 2 Ltd. Series 2019-2A, Class B, 2.12% (3-Month USD Libor+190 basis points), 4/20/2032[1,2,3]	1,503,440
1,000,000	AGL Core CLO 8 Ltd. Series 2020-8A, Class B, 1.87% (3-Month USD Libor+165 basis points), 10/20/2031[1,2,3]	997,676
	Angel Oak Mortgage Trust LLC
2,055,134	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,4]	2,080,953
252,653	Series 2019-3, Class A3, 3.24%, 5/25/2059[1,3,4]	255,947
1,160,185	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,4]	1,179,369
444,987	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,4]	448,445
900,000	Apex Credit CLO LLC Series 2020-1A, Class A2, 2.07% (3-Month USD Libor+182 basis points), 10/20/2031[1,2,3]	897,370
	Apex Credit CLO Ltd.
1,000,000	Series 2015-2A, Class BR, 1.62% (3-Month USD Libor+140 basis points), 10/17/2026[1,2,3]	992,232
1,500,000	Series 2019-2A, Class B, 2.31% (3-Month USD Libor+210 basis points), 10/25/2032[1,2,3]	1,501,199
1,000,000	Apidos CLO Series 2015-21A, Class A2R, 1.67% (3-Month USD Libor+145 basis points), 7/18/2027[1,2,3]	992,197
1,000,000	Apres Static CLO Ltd. Series 2019-1A, Class X, 0.99% (3-Month USD Libor+75 basis points), 10/15/2028[1,2,3]	999,258
	Ares CLO Ltd.
1,200,000	Series 2016-39A, Class A2R, 1.87% (3-Month USD Libor+165 basis points), 4/18/2031[1,2,3]	1,200,169
800,000	Series 2019-54A, Class X, 0.84% (3-Month USD Libor+60 basis points), 10/15/2032[1,2,3]	794,731
3,125	Asset Backed Securities Corp. Home Equity Loan Trust Series 2005-HE5, Class M3, 0.87% (1-Month USD Libor+72 basis points), 6/25/2035[1,2]	3,254
1,500,000	BFLD Trust Series 2020-EYP, Class D, 3.11% (1-Month USD Libor+295 basis points), 10/15/2035[2,3]	1,506,742
1,025,000	BlueMountain CLO Ltd. Series 2015-2A, Class BR, 1.72% (3-Month USD Libor+150 basis points), 7/18/2027[1,2,3]	1,019,397
1

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$358,929	Canyon Capital CLO Ltd. Series 2016-1A, Class X, 0.94% (3-Month USD Libor+70 basis points), 7/15/2031[1,2,3]	$358,949
374,844	CARS-DB4 LP Series 2020-1A, Class A4, 3.19%, 2/15/2050[1,3]	386,268
600,000	CBAM Ltd. Series 2018-6A, Class B1R, 2.33% (3-Month USD Libor+210 basis points), 1/15/2031[1,2,3]	599,998
291,215	Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,4]	307,995
2,000,000	Cold Storage Trust Series 2020-ICE5, Class E, 2.92% (1-Month USD Libor+277 basis points), 11/15/2037[2,3]	1,994,984
	COLT Mortgage Loan Trust
342,067	Series 2019-1, Class A3, 4.01%, 3/25/2049[1,3,4]	343,788
784,393	Series 2019-3, Class A1, 2.76%, 8/25/2049[1,3,4]	793,428
26,186	Commonbond Student Loan Trust Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	26,723
	CPS Auto Receivables Trust
4,769	Series 2015-C, Class D, 4.63%, 8/16/2021[1,3]	4,776
481,133	Series 2017-B, Class D, 3.95%, 3/15/2023[1,3]	483,670
275,000	Series 2020-A, Class B, 2.36%, 2/15/2024[1,3]	279,307
430,000	Series 2019-C, Class C, 2.84%, 6/16/2025[1,3]	439,273
460,000	Series 2020-A, Class C, 2.54%, 12/15/2025[1,3]	470,182
245,000	CPS Auto Receivables Trust Series 2020-C, Class C, 1.71%, 8/17/2026[1,3]	248,414
	Credit Acceptance Auto Loan Trust
1,075,000	Series 2019-1A, Class C, 3.94%, 6/15/2028[1,3]	1,123,705
885,000	Series 2019-3A, Class C, 3.06%, 3/15/2029[1,3]	919,018
440,000	Series 2020-3A, Class B, 1.77%, 12/17/2029[1,3]	445,709
250,000	Series 2020-3A, Class C, 2.28%, 2/15/2030[1,3]	253,871
450,000	Credit Acceptance Auto Loan Trust Series 2018-3A, Class C, 4.04%, 12/15/2027[1,3]	463,012
2,000,000	Crown City CLO II Series 2020-2A, Class X, 0.99% (3-Month USD Libor+75 basis points), 1/20/2032[1,2,3,5]	2,000,000
7,340,646	CSMC 2020-NET Series 2020-NET, Class X, 1.26%, 8/15/2037[3,4]	389,876
	Deephaven Residential Mortgage Trust
16,832	Series 2017-1A, Class A1, 2.72%, 12/26/2046[1,3,4]	16,834
8,844	Series 2017-1A, Class A2, 2.93%, 12/26/2046[1,3,4]	8,844
5,706	Series 2017-1A, Class A3, 3.48%, 12/26/2046[1,3,4]	5,734
279,215	Series 2017-3A, Class A2, 2.71%, 10/25/2047[1,3,4]	282,224
20,619	Series 2017-3A, Class A3, 2.81%, 10/25/2047[1,3,4]	20,827
169,136	Series 2018-1A, Class A1, 2.97%, 12/25/2057[1,3,4]	169,501
479,191	Series 2019-2A, Class A3, 3.76%, 4/25/2059[1,3,4]	484,972
469,649	Series 2019-4A, Class A3, 3.05%, 10/25/2059[1,3,4]	472,696
2

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,187,622	Series 2020-1, Class A3, 2.65%, 1/25/2060[1,3,4]	$1,199,611
2,500,000	Discover Card Execution Note Trust Series 2018-A2, Class A2, 0.49% (1-Month USD Libor+33 basis points), 8/15/2025[1,2]	2,509,550
1,000,000	Dryden CLO Ltd. Series 2019-75A, Class BR, 1.94% (3-Month USD Libor+170 basis points), 7/15/2030[1,2,3]	999,998
1,000,000	Dryden Senior Loan Fund Series 2016-43A, Class BR, 1.97% (3-Month USD Libor+175 basis points), 7/20/2029[1,2,3]	1,000,009
	Earnest Student Loan Program LLC
582,810	Series 2016-C, Class B, 4.46%, 1/26/2037[1,3]	587,227
15,729	Series 2016-D, Class B, 3.80%, 1/25/2041[1,3]	15,876
800,000	Eaton Vance CLO Ltd. Series 2020-1A, Class B, 2.35% (3-Month USD Libor+210 basis points), 10/15/2030[1,2,3]	800,929
556,002	Ellington Financial Mortgage Trust Series 2020-2, Class A2, 1.48%, 10/25/2065[1,3,4]	556,475
	Exeter Automobile Receivables Trust
204,780	Series 2018-2A, Class C, 3.69%, 3/15/2023[1,3]	205,744
865,000	Series 2019-4A, Class C, 2.44%, 9/16/2024[1,3]	883,173
905,000	Series 2019-2A, Class D, 3.71%, 3/17/2025[1,3]	945,341
585,000	Series 2020-3A, Class C, 1.32%, 7/15/2025[1]	589,613
840,000	Series 2020-3A, Class D, 1.73%, 7/15/2026[1]	851,437
1,070,000	First Investors Auto Owner Trust Series 2017-2A, Class D, 3.56%, 9/15/2023[1,3]	1,099,015
	Flagship Credit Auto Trust
7,470	Series 2017-3, Class B, 2.59%, 7/15/2022[1,3]	7,476
1,085,000	Series 2019-4, Class B, 2.53%, 11/17/2025[1,3]	1,119,667
712,318	Ford Credit Auto Owner Trust Series 2019-C, Class A2B, 0.35% (1-Month USD Libor+19 basis points), 7/15/2022[1,2]	712,538
913,218	Freddie Mac STACR Remic Trust Series 2020-DNA2, Class M1, 0.90% (1-Month USD Libor+75 basis points), 2/25/2050[1,2,3]	914,092
172,500	Galaxy CLO Ltd. Series 2018-27A, Class X, 0.82% (3-Month USD Libor+60 basis points), 5/16/2031[1,2,3]	172,244
27,077,917	Government National Mortgage Association Series 2020-8, Class IO, 0.63%, 1/16/2062[1,4,5]	1,811,513
484,146	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	512,457
815,000	Hertz Fleet Lease Funding LP Series 2019-1, Class C, 3.09%, 1/10/2033[1,3]	831,426
1,207	Home Equity Asset Trust Series 2005-5, Class M2, 0.91% (1-Month USD Libor+76 basis points), 11/25/2035[1,2]	1,207
3

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$30,479	Hull Street CLO Ltd. Series 2014-1A, Class AR, 1.44% (3-Month USD Libor+122 basis points), 10/18/2026[1,2,3]	$30,476
900,000	Magnetite Ltd. Series 2020-28A, Class B, 1.87% (3-Month USD Libor+165 basis points), 10/25/2031[1,2,3]	897,271
	Mariner CLO LLC
1,500,000	Series 2016-3A, Class BR2, 1.71% (3-Month USD Libor+150 basis points), 7/23/2029[1,2,3]	1,492,515
1,000,000	Series 2019-1A, Class B, 2.21% (3-Month USD Libor+200 basis points), 4/30/2032[1,2,3]	1,000,818
	Mello Warehouse Securitization Trust
1,000,000	Series 2019-1, Class D, 1.55% (1-Month USD Libor+140 basis points), 6/25/2052[2,3]	999,994
810,000	Series 2019-2, Class D, 1.50% (1-Month USD Libor+135 basis points), 11/25/2052[1,2,3]	809,201
845,750	NADG NNN Operating LP Series 2019-1, Class A, 3.37%, 12/28/2049[1,3]	867,649
	New Residential Mortgage Loan Trust
390,809	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,4]	397,664
781,619	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,4]	795,310
240,000	NextGear Floorplan Master Owner Trust Series 2018-1A, Class B, 3.57%, 2/15/2023[1,3]	240,818
820,000	Niagara Park Clo Ltd. Series 2019-1A, Class B, 2.02% (3-Month USD Libor+180 basis points), 7/17/2032[1,2,3]	820,116
	Oaktree CLO Ltd.
1,000,000	Series 2019-2A, Class A2, 2.43% (3-Month USD Libor+220 basis points), 4/15/2031[1,2,3]	1,000,549
800,000	Series 2019-3A, Class B, 2.22% (3-Month USD Libor+200 basis points), 7/20/2031[1,2,3]	800,186
1,000,000	Series 2019-4A, Class B, 2.22% (3-Month USD Libor+200 basis points), 10/20/2032[1,2,3]	1,001,650
437,500	OZLM Ltd. Series 2018-20A, Class X, 0.92% (3-Month USD Libor+70 basis points), 4/20/2031[1,2,3]	435,242
	Palmer Square CLO Ltd.
357,460	Series 2018-3A, Class A1, 1.07% (3-Month USD Libor+85 basis points), 8/15/2026[1,2,3]	356,063
750,000	Series 2018-3A, Class B, 2.12% (3-Month USD Libor+190 basis points), 8/15/2026[1,2,3]	740,666
500,000	Series 2020-2A, Class A2, 2.35% (3-Month USD Libor+215 basis points), 7/15/2031[1,2,3]	501,447
	Park Avenue Institutional Advisers CLO Ltd.
1,000,000	Series 2019-1A, Class A2A, 2.22% (3-Month USD Libor+200 basis points), 5/15/2032[1,2,3]	999,362
2,000,000	Series 2019-2A, Class A2, 2.19% (3-Month USD Libor+195 basis points), 10/15/2032[1,2,3]	1,993,218
4

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$15,062	RASC Trust Series 2005-KS8, Class M3, 0.87% (1-Month USD Libor+72 basis points), 8/25/2035[1,2]	$15,060
1,000,000	Regatta Funding Ltd. Series 2018-4A, Class A2, 2.06% (3-Month USD Libor+185 basis points), 10/25/2031[1,2,3]	999,995
	Santander Drive Auto Receivables Trust
725,000	Series 2018-3, Class D, 4.07%, 8/15/2024[1]	750,238
1,000,000	Series 2020-3, Class D, 1.64%, 11/16/2026[1]	1,014,750
	SG Residential Mortgage Trust
817,828	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,4]	826,885
846,467	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,4]	855,959
1,500,000	Signal Peak CLO 2 LLC Series 2015-1A, Class AR2, 1.20% (3-Month USD Libor+98 basis points), 4/20/2029[1,2,3]	1,491,150
266,697	SoFi Professional Loan Program Series 2017-E, Class A2B, 2.72%, 11/26/2040[1,3]	271,321
550,000	Sofi Professional Loan Program LLC Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	572,532
500,000	SoFi Professional Loan Program LLC Series 2017-D, Class BFX, 3.61%, 9/25/2040[1,3]	520,334
950,000	Sound Point CLO Ltd. Series 2015-2A, Class BRR, 2.17% (3-Month USD Libor+195 basis points), 7/20/2032[1,2,3]	950,253
	Spruce Hill Mortgage Loan Trust
174,987	Series 2019-SH1, Class A3, 3.65%, 4/29/2049[1,3,4]	177,122
839,213	Series 2020-SH1, Class A1, 2.52%, 1/28/2050[1,3,4]	849,786
957,172	Series 2020-SH1, Class A3, 2.83%, 1/28/2050[1,3,4]	968,342
	Station Place Securitization Trust Series
2,000,000	Series 2020-11, Class A, 1.64% (1-Month USD Libor+150 basis points), 3/5/2021[1,2,3]	1,999,928
1,000,000	Series 2020-WL1, Class E, 2.90% (1-Month USD Libor+275 basis points), 6/25/2051[1,2,3]	999,785
39,368	Structured Asset Investment Loan Trust Series 2005-1, Class M2, 0.87% (1-Month USD Libor+72 basis points), 2/25/2035[1,2,3]	39,527
1,500,000	TCW CLO Ltd. Series 2017-1A, Class AR, 1.24% (3-Month USD Libor+103 basis points), 7/29/2029[1,2,3]	1,491,933
1,140,000	Venture Clo Ltd. Series 2019-36A, Class A2, 1.97% (3-Month USD Libor+175 basis points), 4/20/2032[1,2,3]	1,141,488
308,432	Verus Securitization Trust Series 2019-2, Class A3, 3.45%, 5/25/2059[1,3,4]	310,156
715,000	Vibrant CLO Ltd. Series 2019-11A, Class A2, 2.07% (3-Month USD Libor+185 basis points), 7/20/2032[1,2,3]	714,997
5

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Voya CLO Ltd. Series 2016-2A, Class A2R, 1.97% (3-Month USD Libor+175 basis points), 7/19/2028[1,2,3]	$1,000,008
	Westlake Automobile Receivables Trust
1,000,000	Series 2019-1A, Class D, 3.67%, 3/15/2024[1,3]	1,038,990
795,000	Series 2019-3A, Class D, 2.72%, 11/15/2024[1,3]	816,482
1,000,000	Series 2019-2A, Class D, 3.20%, 11/15/2024[1,3]	1,035,074
300,000	Series 2020-1A, Class D, 2.80%, 6/16/2025[1,3]	311,119
250,000	Westlake Automobile Receivables Trust Series 2017-2A, Class E, 4.63%, 7/15/2024[1,3]	251,129
653,145	World Omni Select Auto Trust Series 2019-A, Class A2B, 0.50% (1-Month USD Libor+34 basis points), 8/15/2023[1,2]	653,042
	TOTAL ASSET-BACKED SECURITIES
	(Cost $87,473,754)	87,978,063
	BANK LOANS — 6.8%
1,038,864	1011778 BC ULC 1.90% (1-Month USD Libor+175 basis points), 11/19/2026[1,2,6,7]	1,026,205
317,957	Alliant Holdings Intermediate LLC 4.25% (1-Month USD Libor+375 basis points), 11/6/2027[1,2,6]	318,754
634,252	American Airlines, Inc. 1.90% (1-Month USD Libor+175 basis points), 1/29/2027[1,2,6]	548,628
483,166	Aramark Services, Inc. 1.89% (1-Month USD Libor+175 basis points), 3/11/2025[1,2,6]	478,394
340,309	Avolon TLB Borrower 1 U.S. LLC 2.50% (3-Month USD Libor+200 basis points), 1/15/2025[1,2,6]	338,502
497,073	Axalta Coating Systems U.S. Holdings, Inc. 2.00% (3-Month USD Libor+175 basis points), 6/1/2024[1,2,6]	494,215
878,949	Bausch Health Cos., Inc. 3.14% (3-Month USD Libor+300 basis points), 6/1/2025[1,2,6,8,9]	876,892
1,000,890	CenturyLink, Inc. 2.40% (1-Month USD Libor+225 basis points), 3/15/2027[1,2,6]	991,882
1,381,786	Charter Communications Operating LLC 1.90% (1-Month USD Libor+175 basis points), 4/30/2025[1,2,6]	1,378,718
1,371,947	CSC Holdings LLC 2.41% (3-Month USD Libor+225 basis points), 7/17/2025[1,2,6]	1,354,798
1,514,606	Dell International LLC 2.75% (1-Month USD Libor+200 basis points), 9/19/2025[1,2,6]	1,517,446
493,750	Diamond Sports Group LLC 3.40% (1-Month USD Libor+325 basis points), 8/24/2026[1,2,6]	439,438
972,160	Elanco Animal Health, Inc. 1.90% (1-Month USD Libor+175 basis points), 8/1/2027[1,2,6]	964,971
	Energizer Holdings, Inc.
67,167	3.00% (1-Month USD Libor+225 basis points), 12/16/2027[1,2,6,8,9]	67,293
56,833	3.00% (1-Month USD Libor+225 basis points), 12/22/2027[1,2,6,8,9]	56,940
1,487,456	HCA, Inc. 1.90% (1-Month USD Libor+175 basis points), 3/13/2025[1,2,6]	1,489,181
6

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$1,001,163	Hilton Worldwide Finance LLC 1.90% (3-Month USD Libor+175 basis points), 6/21/2026[1,2,6]	$991,572
1,427,208	Level 3 Financing, Inc. 1.89% (1-Month USD Libor+175 basis points), 3/1/2027[1,2,6]	1,406,692
497,487	LPL Holdings, Inc. 1.90% (1-Month USD Libor+175 basis points), 11/12/2026[1,2,6]	497,487
197,000	Mileage Plus Holdings LLC 6.25% (1-Month USD Libor+525 basis points), 6/20/2027[1,2,6,8,9]	205,582
779,510	Navistar, Inc. 3.65% (3-Month USD Libor+350 basis points), 11/6/2024[1,2,6]	780,192
786,222	Resideo Funding, Inc. 2.51% (1-Month USD Libor+225 basis points), 10/4/2025[1,2,6]	779,342
692,875	Scientific Games International, Inc. 2.75% (1-Month USD Libor+275 basis points), 8/14/2024[1,2,6]	678,585
193,467	Serta Simmons Bedding LLC 3.50% (3-Month USD Libor+350 basis points), 11/8/2023[1,2,6]	98,686
	Sinclair Television Group, Inc.
201,743	2.40% (3-Month USD Libor+225 basis points), 1/3/2024[1,2,6]	199,978
500,663	2.65% (1-Month USD Libor+250 basis points), 7/18/2026[1,2,6]	496,595
935,000	SkyMiles IP Ltd. 4.75% (1-Month USD Libor+375 basis points), 10/20/2027[1,2,7,8,9]	971,816
452,000	Spirit AeroSystems, Inc. 6.00% (1-Month USD Libor+525 basis points), 1/15/2025[1,2,6]	457,745
1,436,677	SS&C Technologies, Inc. 1.90% (1-Month USD Libor+175 basis points), 4/16/2025[1,2,6]	1,423,482
408,860	Telesat LLC 2.90% (1-Month USD Libor+275 basis points), 12/7/2026[1,2,6]	405,908
492,494	TransDigm, Inc. 2.40% (3-Month USD Libor+250 basis points), 6/9/2023[1,2,6]	483,850
383,406	United Airlines, Inc. 1.89% (3-Month USD Libor+175 basis points), 4/1/2024[1,2,6]	376,696
1,300,000	VICI Properties 1 LLC 1.90% (1-Month USD Libor+175 basis points), 12/20/2024[1,2,6]	1,281,637
998,000	Virgin Media Bristol LLC 2.64% (1-Month USD Libor+250 basis points), 1/3/2028[1,2,6]	990,335
588,218	Vistra Operations Co. LLC 3.65% (1-Month USD Libor+175 basis points), 12/31/2025[1,2,6]	586,992
1,105,706	WEI Sales LLC 4.00% (1-Month USD Libor+300 basis points), 3/29/2025[1,2,6]	1,107,088
773,722	Western Digital Corp. 1.90% (1-Month USD Libor+175 basis points), 4/29/2023[1,2,6]	774,012
	TOTAL BANK LOANS
	(Cost $27,524,622)	27,336,529
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.2%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.11%, 4/14/2033[1,3,4,10]	50,391
7

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.03%, 11/5/2036[1,3,4]	$728,383
	BX Commercial Mortgage Trust
1,500,000	Series 2020-FOX, Class E, 3.76% (1-Month USD Libor+360 basis points), 11/15/2032[2,3]	1,505,709
1,898,596	Series 2019-XL, Class G, 2.46% (1-Month USD Libor+230 basis points), 10/15/2036[2,3]	1,883,287
1,998,171	Series 2020-BXLP, Class F, 2.16% (1-Month USD Libor+200 basis points), 12/15/2036[2,3]	1,950,587
1,000,000	Series 2018-BIOA, Class C, 1.28% (1-Month USD Libor+112 basis points), 3/15/2037[2,3]	999,708
1,500,000	Series 2020-VKNG, Class E, 2.26% (1-Month USD Libor+210 basis points), 10/15/2037[2,3]	1,495,383
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 2.71% (1-Month USD Libor+255 basis points), 12/15/2037[2,3]	581,158
1,110,285	Cantor Commercial Real Estate Lending Series 2019-CF1, Class A1, 2.85%, 5/15/2052[1]	1,144,924
2,460,651	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 1.00%, 1/10/2048[1,4,10]	106,148
750,000	Citigroup Commercial Mortgage Trust Series 2016-P5, Class A2, 2.40%, 10/10/2049[1]	754,210
	COLT Mortgage Loan Trust
618,800	Series 2019-2, Class A1, 3.34%, 5/25/2049[1,3,4]	622,497
1,060,800	Series 2019-2, Class A2, 3.44%, 5/25/2049[1,3,4]	1,067,000
	COMM Mortgage Trust
1,275,725	Series 2013-CR12, Class A3, 3.76%, 10/10/2046[1]	1,351,094
981,374	Series 2014-CR19, Class XA, 0.98%, 8/10/2047[1,4,10]	27,420
1,530,000	Series 2015-DC1, Class AM, 3.72%, 2/10/2048[1]	1,657,518
725,000	Series 2016-COR1, Class A2, 2.50%, 10/10/2049[1]	732,373
1,400,000	CSMC 2020-NET Series 2020-NET, Class B, 2.82%, 8/15/2037[3]	1,449,983
	Deephaven Residential Mortgage Trust
919,453	Series 2019-2A, Class A1, 3.56%, 4/25/2059[1,3,4]	925,338
1,141,036	Series 2019-3A, Class A1, 2.96%, 7/25/2059[1,3,4]	1,152,756
900,000	Elmwood CLO V Ltd. Series 2020-2A, Class B, 2.48% (3-Month USD Libor+220 basis points), 7/24/2031[1,2,3]	903,068
	Fannie Mae-Aces
48,814	Series 2013-M5, Class X2, 2.31%, 1/25/2022[4,10]	448
16,295,415	Series 2014-M8, Class X2, 0.29%, 6/25/2024[4,10]	258,787
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,600,000	Series K723, Class XAM, 0.85%, 9/25/2023[1,4,10]	95,133
5,432,392	Series K044, Class X1, 0.73%, 1/25/2025[1,4,10]	130,812
2,300,000	Series K721, Class X3, 1.30%, 11/25/2042[1,4,10]	42,088
900,000	Series K043, Class X3, 1.63%, 2/25/2043[1,4,10]	52,321
2,900,000	Series K046, Class X3, 1.51%, 4/25/2043[1,4,10]	164,787
8

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$900,000	Series K050, Class X3, 1.55%, 10/25/2043[1,4,10]	$57,552
1,100,000	Series K052, Class X3, 1.61%, 1/25/2044[1,4,10]	77,214
1,721,882	Series K097, Class X3, 2.02%, 9/25/2046[1,4,10]	245,406
240,000	FREMF Mortgage Trust Series 2015-K721, Class B, 3.57%, 11/25/2047[1,3,4]	249,673
	Government National Mortgage Association
7,148,614	Series 2013-139, Class IO, 0.30%, 10/16/2054[1,4,10]	153,724
993,003	Series 2013-175, Class IO, 0.48%, 5/16/2055[1,4,10]	17,440
533,951	Series 2014-120, Class IO, 0.67%, 4/16/2056[1,4,10]	14,624
6,056,584	Series 2017-185, Class IO, 0.56%, 4/16/2059[1,4,10]	290,740
5,466,484	Series 2017-169, Class IO, 0.67%, 1/16/2060[1,4,10]	293,966
5,522,771	Series 2018-41, Class IO, 0.78%, 5/16/2060[1,4,10]	335,519
8,107,177	Series 2018-52, Class IO, 0.57%, 7/16/2060[1,4,10]	401,816
9,520,891	Series 2019-8, Class IO, 0.47%, 11/16/2060[1,4,10]	574,462
455,281	GS Mortgage Securities Trust Series 2012-GC6, Class A3, 3.48%, 1/10/2045[1]	462,414
919,498	Homeward Opportunities Fund I Trust Series 2018-2, Class A3, 4.24%, 11/25/2058[1,3,4]	943,040
572,116	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class A1, 1.97%, 9/15/2050[1]	576,078
	KGS-Alpha SBA COOF Trust
1,122,099	Series 2015-1, Class A, 1.58%, 10/25/2035[1,3,4],5,10	42,079
818,546	Series 2014-3, Class A, 1.32%, 5/25/2039[1,3,4],5,10	26,091
95,756	Series 2015-2, Class A, 2.67%, 7/25/2041[1,3,4],5,10	5,641
1,063,367	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A3, 2.66%, 2/15/2046[1]	1,084,721
	Morgan Stanley Capital I Trust
700,000	Series 2015-MS1, Class A2, 3.26%, 5/15/2048[1]	721,764
364,623	Series 2016-UB12, Class A1, 1.78%, 12/15/2049[1]	365,348
510,000	Series 2017-HR2, Class A2, 3.34%, 12/15/2050[1]	530,093
487,119	Morgan Stanley Capital I Trust Series 2012-STAR, Class XA1, 1.84%, 8/5/2034[3,4,10]	6,460
613,360	Residential Mortgage Loan Trust Series 2019-2, Class A3, 3.22%, 5/25/2059[1,3,4]	625,517
1,196,263	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,250,812
12,399,920	UBS Commercial Mortgage Trust Series 2019-C18, Class XA, 1.04%, 12/15/2052[1,4]	858,422
2,513,142	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.77%, 9/15/2058[1,4,10]	74,427
	WFRBS Commercial Mortgage Trust
1,000,000	Series 2011-C4, Class A4, 4.90%, 6/15/2044[1,3,4]	1,005,694
1,500,000	Series 2014-C19, Class AS, 4.27%, 3/15/2047[1]	1,635,120
1,000,000	Series 2014-C21, Class AS, 3.89%, 8/15/2047[1]	1,087,228
815,000	Series 2014-C25, Class AS, 3.98%, 11/15/2047[1]	895,320
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.64%, 8/15/2047[1,4,10]	70,576
9

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$6,400,000	Series 2014-C22, Class XB, 0.45%, 9/15/2057[1,4,10]	$95,142
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $36,758,326)	36,907,434
	COMMERCIAL PAPERS — 1.5%
3,000,000	Honda Financial Services 0.40%, 2/16/2021	2,998,761
3,000,000	The Canadian Pacific Railway 0.25%, 2/9/2021	2,999,223
	TOTAL COMMERCIAL PAPERS
	(Cost $5,997,654)	5,997,984
	CORPORATE BONDS — 45.2%
	COMMUNICATIONS — 1.5%
682,000	AMC Networks, Inc. 5.00%, 4/1/2024[1]	693,083
2,000,000	AT&T, Inc. 0.97% (3-Month USD Libor+75 basis points), 6/1/2021[2]	2,005,498
214,000	DISH DBS Corp. 6.75%, 6/1/2021	218,325
1,813,000	NBCUniversal Enterprise, Inc. 0.62% (3-Month USD Libor+40 basis points), 4/1/2021[2,3]	1,814,559
43,125	Sprint Spectrum Co. LLC 3.36%, 3/20/20233	43,530
500,000	Verizon Communications, Inc. 1.22% (3-Month USD Libor+100 basis points), 3/16/2022[2]	505,454
700,000	Walt Disney Co. 0.48% (3-Month USD Libor+25 basis points), 9/1/2021[2]	700,786
		5,981,235
	CONSUMER DISCRETIONARY — 3.7%
485,000	Daimler Finance North America LLC 0.77% (3-Month USD Libor+55 basis points), 5/4/2021[2,3]	485,691
	Delta Air Lines, Inc.
500,000	3.40%, 4/19/2021	503,269
1,000,000	3.63%, 3/15/2022[1]	1,028,806
	ERAC USA Finance LLC
1,500,000	3.30%, 10/15/2022[3]	1,575,336
1,000,000	2.70%, 11/1/2023[1,3]	1,054,837
600,000	Ford Motor Credit Co. LLC 4.37%, 8/6/2023	622,500
	General Motors Financial Co., Inc.
500,000	4.20%, 3/1/2021[1]	501,229
1,000,000	4.20%, 11/6/202[1]	1,030,717
1,000,000	3.15%, 6/30/2022[1]	1,035,328
1,000,000	Hyundai Capital America 1.17% (3-Month USD Libor+94 basis points), 7/8/2021[2,3]	1,001,327
10

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$345,000	International Game Technology PLC 6.25%, 2/15/2022[1,3,7]	$356,209
430,000	Marriott International, Inc. 0.88% (3-Month USD Libor+65 basis points), 3/8/2021[2]	430,163
238,000	MGM Resorts International 6.00%, 3/15/2023	255,553
600,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/2024[3]	640,500
140,000	Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.87%, 4/15/2023[1,3,7]	148,400
2,000,000	Toyota Motor Credit Corp. 0.51% (3-Month USD Libor+29 basis points), 10/7/2021[2]	2,003,866
	Volkswagen Group of America Finance LLC
1,000,000	1.15% (3-Month USD Libor+94 basis points), 11/12/2021[2,3]	1,007,210
1,000,000	4.00%, 11/12/2021[3]	1,030,527
		14,711,468
	CONSUMER STAPLES — 1.9%
500,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.50%, 2/15/2023[1,3]	512,500
1,200,000	Anheuser-Busch InBev Finance, Inc. 1.47% (3-Month USD Libor+126 basis points), 2/1/2021[2]	1,201,105
500,000	Edgewell Personal Care Co. 4.70%, 5/24/2022	520,575
	General Mills, Inc.
1,500,000	0.77% (3-Month USD Libor+54 basis points), 4/16/2021[2]	1,502,147
1,000,000	1.23% (3-Month USD Libor+101 basis points), 10/17/2023[2]	1,016,287
233,000	Lamb Weston Holdings, Inc. 4.88%, 11/1/2026[1,3]	243,555
2,000,000	Liberty Mutual Group, Inc. 4.25%, 6/15/2023[3]	2,176,106
450,000	Pilgrim's Pride Corp. 5.75%, 3/15/2025[1,3]	461,970
		7,634,245
	ENERGY — 3.4%
	Buckeye Partners LP
307,000	4.13%, 3/1/2025[1,3]	310,837
373,000	3.95%, 12/1/2026[1]	377,849
789,000	Cheniere Energy Partners LP 5.25%, 10/1/2025[1]	809,711
286,000	CrownRock LP / CrownRock Finance, Inc. 5.62%, 10/15/2025[1,3]	292,072
	DCP Midstream Operating LP
280,000	4.75%, 9/30/2021[1,3]	284,200
520,000	3.88%, 3/15/2023[1]	535,600
11

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$320,000	Energy Transfer Operating LP 4.25%, 3/15/2023[1]	$340,050
154,000	Hilcorp Energy I LP / Hilcorp Finance Co. 5.00%, 12/1/2024[1,3]	153,295
2,000,000	MPLX LP 1.33% (3-Month USD Libor+110 basis points), 9/9/2022[1,2]	2,000,340
225,000	NGPL PipeCo LLC 4.37%, 8/15/2022[1,3]	234,415
1,000,000	Occidental Petroleum Corp. 1.67% (3-Month USD Libor+145 basis points), 8/15/2022[1,2]	980,000
1,090,000	Parsley Energy LLC / Parsley Finance Corp. 5.25%, 8/15/2025[1,3]	1,135,235
	Phillips 66
500,000	0.83% (3-Month USD Libor+60 basis points), 2/26/2021[1,2]	500,057
2,000,000	0.84% (3-Month USD Libor+62 basis points), 2/15/2024[1,2]	2,001,642
2,000,000	Sunoco Logistics Partners Operations LP 3.45%, 1/15/2023[1]	2,086,424
500,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.50%, 9/15/2024[1,3]	508,750
725,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.25%, 11/15/2023[1]	728,625
165,000	Williams Cos., Inc. 3.70%, 1/15/2023[1]	174,789
192,000	WPX Energy, Inc. 5.25%, 9/15/2024[1]	209,140
		13,663,031
	FINANCIALS — 22.5%
1,000,000	ABN AMRO Bank N.V. 0.63% (3-Month USD Libor+41 basis points), 1/19/2021[2,3,7]	1,000,166
1,175,000	AIG Global Funding 0.71% (3-Month USD Libor+46 basis points), 6/25/2021[2,3]	1,177,301
	American Express Co.
665,000	0.75% (3-Month USD Libor+53 basis points), 5/17/2021[1,2]	665,997
1,000,000	0.84% (3-Month USD Libor+62 basis points), 5/20/2022[1,2]	1,006,350
1,500,000	0.88% (3-Month USD Libor+65 basis points), 2/27/2023[1,2]	1,512,841
215,000	American International Group, Inc. 3.30%, 3/1/2021[1]	215,453
577,000	Avolon Holdings Funding Ltd. 3.95%, 7/1/2024[1,3,7]	609,406
	Bank of America Corp.
3,000,000	0.90% (3-Month USD Libor+65 basis points), 6/25/2022[1,2]	3,007,605
2,000,000	3.00% (3-Month USD Libor+79 basis points), 12/20/2023[1,4]	2,105,020
3,000,000	Bank of Nova Scotia 0.63% (SOFR Rate+55 basis points), 9/15/2023[2,7]	3,018,147
1,000,000	Barclays Bank PLC 1.70%, 5/12/2022[1,7]	1,017,685
12

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Barclays PLC
$1,000,000	1.60% (3-Month USD Libor+138 basis points), 5/16/2024[1,2,7]	$1,013,480
1,330,000	1.01% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+80 basis points), 12/10/2024[1,4,7]	1,339,430
	BBVA USA
1,000,000	0.95% (3-Month USD Libor+73 basis points), 6/11/2021[1,2]	1,002,278
490,000	3.50%, 6/11/2021[1]	495,536
1,000,000	2.88%, 6/29/2022[1]	1,036,282
2,000,000	Capital One Financial Corp. 2.60%, 5/11/2023[1]	2,095,592
2,000,000	Capital One N.A. 2.15%, 9/6/2022[1]	2,055,510
	Citigroup, Inc.
1,500,000	1.40% (3-Month USD Libor+119 basis points), 8/2/2021[2]	1,509,643
500,000	1.30% (3-Month USD Libor+107 basis points), 12/8/2021[1,2]	503,734
3,000,000	1.25% (3-Month USD Libor+102 basis points), 6/1/2024[1,2]	3,033,417
	Citizens Bank N.A.
2,000,000	0.94% (3-Month USD Libor+72 basis points), 2/14/2022[1,2]	2,009,302
1,000,000	1.20% (3-Month USD Libor+95 basis points), 3/29/2023[1,2]	1,012,980
500,000	Cooperatieve Rabobank UA 0.64% (3-Month USD Libor+43 basis points), 4/26/2021[2,7]	500,604
	Credit Suisse A.G.
1,000,000	2.10%, 11/12/2021[7]	1,015,441
2,000,000	0.53% (SOFR Rate+45 basis points), 2/4/2022[2,7]	2,003,512
	Credit Suisse Group A.G.
435,000	3.57%, 1/9/2023[1,3,7]	448,184
2,000,000	1.46% (3-Month USD Libor+124 basis points), 6/12/2024[1,2,3,7]	2,028,348
	Danske Bank A/S
1,000,000	5.00%, 1/12/2022[3,7]	1,043,958
1,000,000	1.28% (3-Month USD Libor+106 basis points), 9/12/2023[2,3,7]	1,002,720
2,000,000	1.17% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+103 basis points), 12/8/2023[1,3,4,7]	2,009,008
2,000,000	Discover Bank 3.20%, 8/9/2021[1]	2,029,482
	Goldman Sachs Group, Inc.
1,000,000	5.75%, 1/24/2022	1,056,996
1,000,000	0.96% (3-Month USD Libor+75 basis points), 2/23/2023[2]	1,009,313
3,000,000	0.62% (SOFR Rate+54 basis points), 11/17/2023[1,2]	3,002,178
3,000,000	HSBC Holdings PLC 1.22% (3-Month USD Libor+100 basis points), 5/18/2024[1,2,7]	3,019,887
500,000	ING Groep N.V. 1.40% (3-Month USD Libor+115 basis points), 3/29/2022[2,7]	505,299
3,000,000	JPMorgan Chase & Co. 1.10% (3-Month USD Libor+89 basis points), 7/23/2024[1,2]	3,040,035
1,670,000	KeyBank N.A. 0.87% (3-Month USD Libor+66 basis points), 2/1/2022[2]	1,679,713
13

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Lloyds Banking Group PLC
$1,000,000	2.86% (3-Month USD Libor+125 basis points), 3/17/2023[1,4,7]	$1,027,681
740,000	1.33% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+110 basis points), 6/15/2023[1,4,7]	748,155
598,000	LPL Holdings, Inc. 5.75%, 9/15/2025[1,3]	618,583
660,000	Metropolitan Life Global Funding I 0.65% (SOFR Rate+57 basis points), 1/13/2023[2,3]	663,369
206,000	Mitsubishi UFJ Financial Group, Inc. 2.11% (3-Month USD Libor+188 basis points), 3/1/2021[2,7]	206,570
	Morgan Stanley
2,500,000	2.63%, 11/17/2021	2,549,345
3,000,000	1.40% (3-Month USD Libor+118 basis points), 1/20/2022[1,2]	3,001,530
	Natwest Group PLC
750,000	1.69% (3-Month USD Libor+147 basis points), 5/15/2023[1,2,7]	758,377
1,000,000	1.80% (3-Month USD Libor+155 basis points), 6/25/2024[1,2,7]	1,018,303
	NatWest Markets PLC
1,000,000	1.65% (3-Month USD Libor+140 basis points), 9/29/2022[2,3,7]	1,012,215
2,000,000	3.63%, 9/29/2022[3,7]	2,108,522
	Navient Corp.
300,000	6.62%, 7/26/2021	306,375
758,000	6.13%, 3/25/2024	809,165
	OneMain Finance Corp
300,000	6.13%, 5/15/2022	318,000
500,000	5.63%, 3/15/2023	536,250
1,300,000	Protective Life Global Funding 1.08%, 6/9/20233	1,322,507
	Santander Holdings USA, Inc.
1,980,000	4.45%, 12/3/2021[1]	2,044,576
1,000,000	3.40%, 1/18/2023[1]	1,050,382
1,500,000	Santander UK PLC 0.85% (3-Month USD Libor+62 basis points), 6/1/2021[2,7]	1,503,432
	SLM Corp.
76,000	5.13%, 4/5/2022[1]	77,710
245,000	4.20%, 10/29/2025[1]	258,781
1,175,000	Standard Chartered PLC 1.32% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+117 basis points), 10/14/2023[1,3,4,7]	1,186,750
	Sumitomo Mitsui Financial Group, Inc.
500,000	1.91% (3-Month USD Libor+168 basis points), 3/9/2021[2,7]	501,407
500,000	1.00% (3-Month USD Libor+78 basis points), 7/12/2022[2,7]	503,848
	Toronto-Dominion Bank
2,600,000	0.50% (3-Month USD Libor+27 basis points), 3/17/2021[2,7]	2,601,456
1,175,000	0.56% (SOFR Rate+48 basis points), 1/27/2023[2,7]	1,179,400
1,000,000	0.54% (SOFR Rate+45 basis points), 9/28/2023[2,7]	1,002,750
14

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$500,000	UBS Group A.G. 1.43% (3-Month USD Libor+122 basis points), 5/23/2023[1,2,3,7]	$505,734
888,000	VICI Properties LP / VICI Note Co., Inc. 3.50%, 2/15/2025[1,3]	908,224
2,345,000	Zions Bancorp N.A. 3.50%, 8/27/2021	2,389,520
		90,556,750
	HEALTH CARE — 4.0%
1,000,000	AbbVie, Inc. 2.15%, 11/19/2021	1,016,106
	Bayer U.S. Finance II LLC
2,000,000	0.88% (3-Month USD Libor+63 basis points), 6/25/2021[1,2,3]	2,004,062
1,500,000	3.87%, 12/15/2023[1,3]	1,633,982
500,000	Becton, Dickinson and Co. 1.26% (3-Month USD Libor+103 basis points), 6/6/20222	504,051
1,000,000	Centene Corp. 4.75%, 1/15/2025[1]	1,026,230
	Cigna Corp.
1,000,000	0.88% (3-Month USD Libor+65 basis points), 9/17/2021[1,2]	1,000,158
535,000	3.00%, 7/15/2023[1]	566,555
1,000,000	CVS Health Corp. 0.95% (3-Month USD Libor+72 basis points), 3/9/2021[2]	1,001,158
3,000,000	Gilead Sciences, Inc. 0.77% (3-Month USD Libor+52 basis points), 9/29/2023[1,2]	3,008,289
1,665,000	Royalty Pharma PLC 0.75%, 9/2/2023[3,7]	1,672,959
1,000,000	Takeda Pharmaceutical Co., Ltd. 4.00%, 11/26/2021[1,7]	1,028,914
1,665,000	Viatris, Inc. 1.13%, 6/22/2022[3]	1,680,736
		16,143,200
	INDUSTRIALS — 2.5%
2,205,000	BAE Systems PLC 4.75%, 10/11/2021[3,7]	2,275,809
1,500,000	Boeing Co. 4.51%, 5/1/2023[1]	1,621,248
2,000,000	Caterpillar Financial Services Corp. 0.41% (3-Month USD Libor+20 basis points), 11/12/2021[2]	2,002,766
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
1,000,000	3.30%, 4/1/2021[1,3]	1,004,596
1,299,000	3.65%, 7/29/2021[1,3]	1,319,049
1,500,000	4.13%, 8/1/2023[1,3]	1,630,390
15

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$255,000	Spirit AeroSystems, Inc. 5.50%, 1/15/2025[1,3]	$269,000
		10,122,858
	MATERIALS — 1.9%
425,000	Freeport-McMoRan, Inc. 3.88%, 3/15/20231	443,402
1,665,000	Glencore Funding LLC 4.12%, 3/12/2024[1,3]	1,832,154
290,000	Ingevity Corp. 4.50%, 2/1/2026[1,3]	295,438
1,000,000	International Flavors & Fragrances, Inc. 3.20%, 5/1/20231	1,044,275
3,000,000	LYB International Finance III LLC 1.23% (3-Month USD Libor+100 basis points), 10/1/2023[1,2]	3,005,199
925,000	Nutrition & Biosciences, Inc. 0.70%, 9/15/2022[3]	927,776
		7,548,244
	TECHNOLOGY — 1.8%
1,069,000	Broadcom, Inc. 3.13%, 10/15/2022	1,118,788
580,000	Entegris, Inc. 4.62%, 2/10/2026[1,3]	601,750
	Hewlett Packard Enterprise Co.
1,485,000	0.90% (3-Month USD Libor+68 basis points), 3/12/20212	1,486,317
1,000,000	4.45%, 10/2/2023[1]	1,100,084
1,500,000	1.45%, 4/1/2024[1]	1,541,278
306,000	Open Text Corp. 5.87%, 6/1/2026[1,3,7]	317,857
594,000	PTC, Inc. 3.63%, 2/15/2025[1,3]	610,652
400,000	Sensata Technologies B.V. 4.87%, 10/15/2023[3,7]	431,500
		7,208,226
	UTILITIES — 2.0%
371,000	Calpine Corp. 5.25%, 6/1/2026[1,3]	383,800
4,000,000	Dominion Energy, Inc. 0.75% (3-Month USD Libor+53 basis points), 9/15/2023[1,2]	4,007,360
1,800,000	Florida Power & Light Co. 0.60% (3-Month USD Libor+38 basis points), 7/28/2023[1,2]	1,800,365
1,875,000	PPL Electric Utilities Corp. 0.50% (3-Month USD Libor+25 basis points), 9/28/2023[1,2]	1,876,699
		8,068,224

16

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	TOTAL CORPORATE BONDS
	(Cost $179,402,988)	$181,637,481
	MUNICIPAL BONDS — 1.2%
$1,685,000	City of Houston TX Airport System Revenue 1.05%, 7/1/2023	1,690,830
	City of Riverside CA
300,000	1.75%, 6/1/2022	304,419
500,000	1.90%, 6/1/2023	512,025
1,500,000	County of San Bernardino CA 6.02%, 8/1/2023	1,626,540
585,000	State of Connecticut 3.00%, 7/1/2021	592,828
	TOTAL MUNICIPAL BONDS
	(Cost $4,703,786)	4,726,642
	U.S. GOVERNMENT AND AGENCIES — 2.5%
10,000,000	United States Treasury Note 2.38%, 3/15/2021	10,043,380
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $10,045,522)	10,043,380

Number of Shares
	SHORT-TERM INVESTMENTS — 11.2%
45,305,606	Federated Treasury Obligations Fund - Institutional Class 0.01%[11]	45,305,606
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $45,305,606)	45,305,606
	TOTAL INVESTMENTS — 99.5%
	(Cost $397,212,258)	399,933,119
	Other Assets in Excess of Liabilities — 0.5%	2,114,489
	TOTAL NET ASSETS — 100.0%	$402,047,608

LLC – Limited Liability Company

LP – Limited Partnership

IO – Interest Only

ULC – Unlimited Liability Corporation

PLC – Public Limited Company

CA – Canada

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $150,509,641, which represents 37.4% of total net assets of the Fund.
[4]	Variable rate security. Rate shown is the rate in effect as of December 31, 2020.
[5]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 1.0% of Net Assets. The total value of these securities is $3,885,324.
[6]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rank. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[7]	Foreign security denominated in U.S. Dollars.
[8]	All or a portion of the loan is unfunded.

17

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

[9]	Denotes investments purchased on a when-issued or delayed delivery basis.
[10]	Interest-only security.
[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

18

AAM/HIMCO Short Duration Fund

SUMMARY OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financials	22.5%
Health Care	4.0%
Consumer Discretionary	3.7%
Energy	3.4%
Industrials	2.5%
Utilities	2.0%
Consumer Staples	1.9%
Materials	1.9%
Technology	1.8%
Communications	1.5%
Total Corporate Bonds	45.2%
Asset-Backed Securities	21.9%
Commercial Mortgage-Backed Securities	9.2%
Bank Loans	6.8%
U.S. Government and Agencies	2.5%
Commercial Papers	1.5%
Municipal Bonds	1.2%
Short-Term Investments	11.2%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

19

AAM/HIMCO Short Duration Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2020 (Unaudited)

Assets:
Investments, at value (cost $397,212,258)	$399,933,119
Cash	4,468
Receivables:
Investment securities sold	10,478
Fund shares sold	3,283,946
Dividends and interest	1,326,288
Prepaid expenses	30,528
Total assets	404,588,827
Liabilities:
Payables:
Investment securities purchased	978,036
Fund shares redeemed	1,258,068
Advisory fees	122,277
Shareholder servicing fees (Note 7)	25,008
Distribution fees - Class A & C (Note 8)	19,389
Fund accounting and administration fees	67,319
Transfer agent fees and expenses	17,623
Custody fees	9,234
Auditing fees	11,616
Trustees' deferred compensation (Note 3)	5,868
Chief Compliance Officer fees	4,125
Trustees' fees and expenses	203
Accrued other expenses	22,453
Total liabilities	2,541,219
Net Assets	$402,047,608
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$400,704,144
Total distributable earnings	1,343,464
Net Assets	$402,047,608
Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$71,958,186
Number of shares issued and outstanding	7,129,414
Net asset value per share[1]	$10.09
Maximum sales charge (2.50% of offering price)[2]	0.26
Maximum offering price to public	$10.35
Class C Shares:
Net assets applicable to shares outstanding	$6,494,688
Number of shares issued and outstanding	644,400
Net asset value per share[3]	$10.08
Class I Shares:
Net assets applicable to shares outstanding	$323,594,734
Number of shares issued and outstanding	32,017,459
Net asset value per share	$10.11

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

20

AAM/HIMCO Short Duration Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2020 (Unaudited)

Investment income:
Interest	$3,424,027
Total investment income	3,424,027
Expenses:
Advisory fees	670,774
Shareholder servicing fees (Note 7)	103,007
Distribution fees - Class A (Note 8)	60,398
Distribution fees - Class C (Note 8)	34,224
Fund accounting and administration fees	151,654
Transfer agent fees and expenses	39,579
Custody fees	24,813
Registration fees	39,422
Shareholder reporting fees	17,631
Auditing fees	11,616
Miscellaneous	9,449
Legal fees	8,453
Chief Compliance Officer fees	8,363
Trustees' fees and expenses	5,125
Insurance fees	1,466
Total expenses	1,185,974
Advisory fees waived	(49,092)
Net expenses	1,136,882
Net investment income	2,287,145
Realized and Unrealized Gain:
Net realized gain on:
Investments	65,180
Net realized gain	65,180
Net change in unrealized appreciation/depreciation on:
Investments	4,147,306
Net change in unrealized appreciation/depreciation	4,147,306
Net realized and unrealized gain	4,212,486
Net Increase in Net Assets from Operations	$6,499,631

See accompanying Notes to Financial Statements.

21

AAM/HIMCO Short Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,287,145	$6,803,742
Net realized gain (loss) on investments	65,180	(1,232,793)
Net change in unrealized appreciation/depreciation on investments	4,147,306	(3,236,420)
Net increase in net assets resulting from operations	6,499,631	2,334,529
Distributions to Shareholders:
Distributions:
Class A	(316,554)	(822,605)
Class C	(14,737)	(107,843)
Class I	(2,340,368)	(6,011,847)
Total distributions to shareholders	(2,671,659)	(6,942,295)
Capital Transactions:
Net proceeds from shares sold:
Class A	49,885,762	36,232,095
Class C	386,804	3,224,670
Class I	125,512,117	248,754,199
Reinvestment of distributions:
Class A	301,192	656,191
Class C	14,029	102,620
Class I	2,300,380	5,926,302
Cost of shares redeemed:
Class A1	(9,735,380)	(33,167,707)
Class C2	(1,132,925)	(2,723,268)
Class I3	(72,467,168)	(176,038,020)
Net increase in net assets from capital transactions	95,064,811	82,967,082
Total increase in net assets	98,892,783	78,359,316
Net Assets:
Beginning of period	303,154,825	224,795,509
End of period	$402,047,608	$303,154,825
Capital Share Transactions:
Shares sold:
Class A	4,958,008	3,610,711
Class C	38,532	322,284
Class I	12,462,503	24,804,814
Shares reinvested:
Class A	29,976	65,779
Class C	1,400	10,311
Class I	228,748	593,726
Shares redeemed:
Class A	(967,527)	(3,345,759)
Class C	(112,911)	(276,750)
Class I	(7,193,130)	(17,781,033)
Net increase in capital share transactions	9,445,599	8,004,083

[1]	Net of redemption fee proceeds of $1,271 and $4,431, respectively.
[2]	Net of redemption fee proceeds of $0 and $22, respectively.
[3]	Net of redemption fee proceeds of $700 and $3,223, respectively.

See accompanying Notes to Financial Statements.

22

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2020	For the Year Ended June 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.98	$10.05	$9.93	$10.00	$9.92	$9.94
Income from Investment Operations:
Net investment income[1]	0.06	0.21	0.27	0.19	0.19	0.20
Net realized and unrealized gain (loss)	0.12	(0.06)	0.11	(0.08)	0.09	(0.03)
Total from investment operations	0.18	0.15	0.38	0.11	0.28	0.17
Less Distributions:
From net investment income	(0.07)	(0.22)	(0.26)	(0.18)	(0.20)	(0.19)
Total distributions	(0.07)	(0.22)	(0.26)	(0.18)	(0.20)	(0.19)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	-
Net asset value, end of period	$10.09	$9.98	$10.05	$9.93	$10.00	$9.92
Total return[3]	1.77%[4]	1.53%	3.89%	1.09%	2.89%	1.70%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$71,958	$31,019	$27,920	$20,500	$14,234	$1,568
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.87%[5]	0.88%	0.99%	1.18%	1.38%	1.28%
After fees waived and expenses absorbed	0.84%[5]	0.84%	0.84%	0.80%	0.52%	0.33%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.07%[5]	2.07%	2.53%	1.55%	1.04%	1.07%
After fees waived and expenses absorbed	1.10%[5]	2.11%	2.68%	1.93%	1.90%	2.02%
Portfolio turnover rate	20%[4]	56%	33%	37%	65%	37%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 2.50% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of Class A shares made within 18 months of the date of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

23

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2020	For the Year Ended June 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.96	$10.03	$9.91	$9.98	$9.90	$9.94
Income from Investment Operations:
Net investment income[1]	0.02	0.14	0.19	0.12	0.11	0.13
Net realized and unrealized gain (loss)	0.12	(0.06)	0.11	(0.08)	0.10	(0.03)
Total from investment operations	0.14	0.08	0.30	0.04	0.21	0.10
Less Distributions:
From net investment income	(0.02)	(0.15)	(0.18)	(0.11)	(0.13)	(0.14)
Total distributions	(0.02)	(0.15)	(0.18)	(0.11)	(0.13)	(0.14)
Redemption fee proceeds[1]	-	- [2]	- [2]	-	- [2]	-
Net asset value, end of period	$10.08	$9.96	$10.03	$9.91	$9.98	$9.90
Total return[3]	1.42%[4]	0.78%	3.12%	0.38%	2.15%	0.97%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,495	$7,143	$6,634	$7,732	$3,198	$1,180
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.62%[5]	1.63%	1.74%	1.93%	2.13%	2.03%
After fees waived and expenses absorbed	1.59%[5]	1.59%	1.59%	1.55%	1.27%	1.08%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.32%[5]	1.32%	1.78%	0.80%	0.29%	0.32%
After fees waived and expenses absorbed	0.35%[5]	1.36%	1.93%	1.18%	1.15%	1.27%
Portfolio turnover rate	20%[4]	56%	33%	37%	65%	37%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

24

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2020	For the Year Ended June 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.99	$10.06	$9.95	$10.01	$9.93	$9.95
Income from Investment Operations:
Net investment income[1]	0.07	0.24	0.29	0.22	0.21	0.22
Net realized and unrealized gain (loss)	0.13	(0.06)	0.10	(0.08)	0.10	(0.03)
Total from investment operations	0.20	0.18	0.39	0.14	0.31	0.19
Less Distributions:
From net investment income	(0.08)	(0.25)	(0.28)	(0.20)	(0.23)	(0.21)
Total distributions	(0.08)	(0.25)	(0.28)	(0.20)	(0.23)	(0.21)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$10.11	$9.99	$10.06	$9.95	$10.01	$9.93
Total return[3]	2.01%[4]	1.78%	4.04%	1.45%	3.12%	1.94%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$323,595	$264,993	$190,242	$152,854	$74,733	$61,133
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.62%[5]	0.63%	0.74%	0.93%	1.13%	1.03%
After fees waived and expenses absorbed	0.59%[5]	0.59%	0.59%	0.55%	0.27%	0.08%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.32%[5]	2.32%	2.78%	1.80%	1.29%	1.32%
After fees waived and expenses absorbed	1.35%[5]	2.36%	2.93%	2.18%	2.15%	2.27%
Portfolio turnover rate	20%[4]	56%	33%	37%	65%	37%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

25

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (Unaudited)

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers three classes of shares: Class A, Class C, and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

26

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

27

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2020 and as of and during the open years ended June 30, 2017-2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the HIMCO Short Duration Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

28

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

The Fund’s advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is effective until October 31, 2030 and it may be terminated before that date only by the Trust's Board of Trustees.

Prior to January 31, 2018, the Advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.25%, 1.00% and 0.00% on the capital used to seed the Fund's Class A, Class C and Class I Shares, respectively. The Fund’s advisor will not seek reimbursement of the voluntary advisory fees waived and/or other expenses absorbed.

For the six months ended December 31, 2020, the Advisor waived a portion of its advisory fees totaling $49,092. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2020, the amount of these potentially recoverable expenses was $867,954. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2021	$395,476
2022	298,455
2023	124,931
2024	49,092
Total	$867,954

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2020, are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

29

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2020, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2020, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2020, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$397,212,258

Gross unrealized appreciation	$3,556,995
Gross unrealized depreciation	(836,134)

Net unrealized appreciation	$2,720,861

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$366,409
Undistributed long-term capital gains	-
Tax accumulated earnings	366,409

Accumulated capital and other losses	(1,424,472)
Unrealized depreciation on investments	(1,426,445)
Total accumulated deficit	$(2,484,508)

30

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

The tax character of the distribution paid during the fiscal years ended June 30, 2020 and June 30, 2019, were as follows:

Distributions paid from:	2020	2019
Ordinary income	$6,942,295	$5,668,266
Net long-term capital gains	-	-
Total distributions paid	$6,942,295	$5,668,266

At June 30, 2020, the Fund had an accumulated capital loss carry forward as follows:

Short-term	$1,333,772
Long-term	86,081
Total	$1,419,853

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended December 31, 2020 and the year ended June 30, 2020, the Fund received $1,971 and $7,676, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended December 31, 2020, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options contracts and swap contracts were as follows:

Purchases	Sales
$125,126,206	$61,169,776

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2020, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

31

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

For the six months ended December 31, 2020, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

32

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$84,166,550	$3,811,513	$87,978,063
Bank Loans	-	27,336,529	-	27,336,529
Commercial Mortgage-Backed Securities	-	36,833,623	73,811	36,907,434
Commercial Papers	-	5,997,984	-	5,997,984
Corporate Bonds[1]	-	181,637,481	-	181,637,481
Municipal Bonds	-	4,726,642	-	4,726,642
U.S. Government and Agencies	-	10,043,380	-	10,043,380
Short-Term Investments	45,305,606	-	-	45,305,606
Total Investments	$45,305,606	$350,742,189	$3,885,324	$399,933,119

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Asset-Backed Securities	Commercial Mortgage-Backed Securities
Balance as of June 30, 2020	$1,881,234	$73,522
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	121,779	17,458
Included in other comprehensive income	-	-
Purchases, sales, and principal paydowns
Net purchases	2,000,000	-
Net sales	-	-
Principal paydown	(191,500)	(17,169)
Balance as of December 31, 2020	$3,811,513	$73,811
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$121,779	$17,458

33

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2020.

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input[1]	Range of Input	Weighted Average of Input	Impact to Valuation from an increase in Input[2]
Asset-Backed Securities	$3,811,513	Market Approach	Broker Quote (not executable)/Purchase Price	$6.69 - $100.00	$55.65	Increase
Commercial Mortgage-Backed Securities	$73,811	Market Approach	Broker Quote (not executable)	$3.19 - $5.89	$3.71	Increase

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Unfunded Commitments

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of December 31, 2020 the total unfunded amount was 0.2% of the Fund’s net assets.

As of December 31, 2020, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)
Bausch Health Cos., Inc.	$268,000	$263,980	$267,373	$3,393
Energizer Holdings, Inc.	56,833	56,563	56,940	377
Energizer Holdings, Inc.	67,167	66,831	67,293	462
Mileage Plus Holdings LLC	197,000	205,744	205,582	(162)
SkyMiles IP Ltd	375,000	384,919	389,766	4,847

34

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

Note 12 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

35

AAM/HIMCO Short Duration Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on September 16-17, 2020 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the AAM/HIMCO Short Duration Fund series of the Trust (the “Fund”) pursuant to the Liquidity Rule. The Board has appointed Advisors Asset Management, Inc., the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from December 1, 2019, through June 30, 2020 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing the Fund’s investments;
•	An overview of market liquidity for the Fund during the Program Reporting Period;
•	The Fund’s ability to meet redemption requests;
•	The Fund’s cash management;
•	The Fund’s borrowing activity, if any, in order to meet redemption requests;
•	The Fund’s compliance with the 15% limit of illiquid investments; and
•	The Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for the Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Fund primarily holds assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore the Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

36

AAM/HIMCO Short Duration Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2020 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/20	12/31/20	7/1/20–12/31/20
Class A	Actual Performance	$1,000.00	$1,017.70	$4.25
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.91	4.26
Class C	Actual Performance	1,000.00	1,014.20	8.05
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.12	8.06
Class I	Actual Performance	1,000.00	1,020.10	2.99
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.16	3.00

*	Expenses are equal to the Fund's annualized expense ratio of 0.84%, 1.59% and 0.59% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect the expense waiver. Assumes all dividends and distributions were reinvested.

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AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Hartford Investment Management Company

One Hartford Plaza

Hartford, Connecticut 06155

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/HIMCO Short Duration Fund - Class A	ASDAX	46141P 248
AAM/HIMCO Short Duration Fund - Class C	ASDCX	46141P 230
AAM/HIMCO Short Duration Fund - Class I	ASDIX	46141P 222

Privacy Principles of the AAM /HIMCO Short Duration Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/HIMCO Short Duration Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/HIMCO Short Duration Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/11/2021